MINE HOLDING COSTS	12 Months Ended
Dec. 31, 2021
Disclosure Of Mine Holding Costs [Abstract]
MINE HOLDING COSTS [Text Block]
9. MINE HOLDING COSTS

The Company’s mine holding costs are primarily comprised of labour costs associated with care and maintenance staff, electricity, security, environmental and community support costs for the following mines which are currently under temporary suspension:

	Year Ended December 31,
	2022	2021
La Parrilla(1)	$3,320	$3,278
Del Toro	2,347	3,385
San Martin	3,609	2,597
La Guitarra(1)	2,654	2,796
	$11,930	$12,056
(1) During the year ended December 31, 2022 , there was an announcement for the proposed sale of the La Guitarra and the La Parrilla mines (Note 15), upon which the mines were classified as assets held-for-sale ("AHFS").